Business Acquisition And Deconsolidation Of Newave (Purchase Price Allocation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Courseware [Member]
Intangible assets
Amortization period	1 year
License [Member]
Intangible assets
Amortization period	20 years
Trademark [Member]
Intangible assets
Amortization period	10 years
Newave [Member]
Business Acquisition [Line Items]
Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)
Total	6,035
Newave [Member] | Courseware [Member]
Intangible assets
Intangible assets	9
Amortization period	1 year
Newave [Member] | Student Base [Member]
Intangible assets
Intangible assets	2,897
Amortization period	5 years
Newave [Member] | License [Member]
Intangible assets
Intangible assets	7
Amortization period	3 years
Newave [Member] | Trademark [Member]
Intangible assets
Intangible assets	1,430
Newave [Member] | Trademark [Member]
Intangible assets
Amortization period	Indefinite